10. Stock-based compensation	6 Months Ended
Jun. 30, 2016
Stock-based Compensation
Note 10. Stock-based compensation

The Company provides stock-based compensation to its directors, officers, employees, and consultants through grants of stock options.

a)	Stock options

	June 30, 2016
	Number of shares (000's)	Weighted average exercise price CAD
Outstanding - beginning of period	13,208	0.60
Granted	100	0.39
Exercised	(301)	0.24
Cancelled	(214)	0.29
Forfeited/Expired	(1,130)	1.39
Outstanding - end of period	11,663	0.53

At June 30, 2016, the following stock options were outstanding:

Number of shares (000's)	Vested (000's)	Aggregate intrinsic value CAD (000's)	Price per share CAD	Expiry Date
3,115	3,115	141	0.21 – 2.23	Jul – Dec 2016
2,068	2,068	87	0.21 – 1.25	Jan – Feb 2017
3,600	3,600	113	0.30 – 0.56	Mar – Dec 2018
2,780	2,755	316	0.21 – 0.38	Dec 2019 – Dec 2020
100	50	-	0.39	Mar 2021
11,663	11,588	657

				June 30, 2016
Weighted average exercise price for exercisable options				0.28
Weighted average share price for options exercised				0.24
Weighted average years to expiry for exercisable options				3.28

For the three months ended June 30, 2016, the total stock-based compensation charges related to options granted and vested to employees and directors was $14,176 (2015 –$Nil).

For the six months ended June 30, 2016, the total stock-based compensation charges related to options granted and vested to employees and directors was $55,726 (2015 –$Nil).